TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
TAXATION
Schedule of composition of income tax expense

	2013	2014	2015
	RMB	RMB	RMB
Current income tax expense	329,612,294	228,395,153	383,723,730
Deferred tax (benefit)/expense	(35,871,972)	(97,573,997)	86,464,693

Income tax expense	293,740,322	130,821,156	470,188,423

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	2013	2014	2015
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries with referential tax rates	(15)%	(98)%	(5)%
Gain on deconsolidation of a subsidiary with a withholding tax rate of 10% versus the statutory CIT rate	—	—	(11)%
Non-deductible expenses incurred	11%	106%	6%
Change in valuation allowance	5%	64%	1%

Effective CIT rate	26%	97%	16%

Schedule of significant components of deferred tax assets and liabilities

	2014	2015
	RMB	RMB
Deferred tax assets:
Loss carry forward	200,151,440	—
Accrued liability for customer reward related programs	82,762,839	—
Accrued staff salary	74,414,938	—
Accrued expenses	17,182,481
Others	2,441,168	—
Less: Valuation allowance of deferred tax assets	(183,449,500)	—

Total deferred tax assets, current	193,503,366	—

Deferred tax assets, non-current:
Accrued expenses	—	109,784,998
Loss carry forward	—	78,771,363
Accrued liability for customer reward related programs	—	114,965,397
Accrued staff salary	—	110,263,508
Others	—	23,038,753
Less: Valuation allowance of deferred tax assets	—	(31,489,450)

Total deferred tax assets, non-current	—	405,334,569

Deferred tax liabilities, non-current:
Recognition of intangible assets arise from business combinations	(132,506,644)	(3,045,259,390)

Net deferred tax assets/(liabilities)	60,996,722	(2,639,924,821)

Schedule of movement of valuation allowances

	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of year	37,852,274	86,735,795	183,449,500
Current year additions	48,883,521	96,713,705	31,590,648
Deconsolidation of Tujia	—	—	(183,550,698)
Balance at end of year	86,735,795	183,449,500	31,489,450

Schedule of effect of preferential tax on China operations
	2013	2014	2015
	RMB	RMB	RMB
Tax holiday effect	146,321,156	85,036,934	162,896,542
Basic net income per ADS effect	1.11	0.62	1.08
Diluted net income per ADS effect	0.96	0.56	0.86